Inventory (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Components of Inventory	Inventory consists of the following as of:
	December 31, 2014	December 31, 2013
Processed materials	$958,575	$986,674
Total inventories	$958,575	$986,674